Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of each of the funds listed in Appendix A

In planning and performing our audits of the financial statements of the Funds listed in Appendix A (constituting Guardian Variable Products Trust, hereafter collectively referred to as the “Funds”) as of and for the periods ended December 31, 2022, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds are responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2022.

This report is intended solely for the information and use of the Board of Trustees of Guardian Variable Products Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP

New York, New York

February 22, 2023

Appendix A

Fund	Financial Statement Period
Guardian Large Cap Disciplined Growth VIP Fund	As of and for the year ended December 31, 2022
Guardian Large Cap Fundamental Growth VIP Fund	As of and for the year ended December 31, 2022
Guardian Integrated Research VIP Fund	As of and for the year ended December 31, 2022
Guardian Diversified Research VIP Fund	As of and for the year ended December 31, 2022
Guardian Large Cap Disciplined Value VIP Fund	As of and for the year ended December 31, 2022
Guardian Growth & Income VIP Fund	As of and for the year ended December 31, 2022
Guardian Mid Cap Relative Value VIP Fund	As of and for the year ended December 31, 2022
Guardian Mid Cap Traditional Growth VIP Fund	As of and for the year ended December 31, 2022
Guardian International Equity VIP Fund	As of and for the year ended December 31, 2022
Guardian International Growth VIP Fund	As of and for the year ended December 31, 2022
Guardian Core Plus Fixed Income VIP Fund	As of and for the year ended December 31, 2022
Guardian Small Cap Core VIP Fund	As of and for the year ended December 31, 2022
Guardian Global Utilities VIP Fund	As of and for the year ended December 31, 2022
Guardian Multi-Sector Bond VIP Fund	As of and for the year ended December 31, 2022
Guardian U.S. Government Securities VIP Fund	As of and for the year ended December 31, 2022
Guardian Total Return Bond VIP Fund	As of and for the year ended December 31, 2022
Guardian All Cap Core VIP Fund	As of and for the year ended December 31, 2022
Guardian Select Mid Cap Core VIP Fund	As of and for the year ended December 31, 2022
Guardian Small-Mid Cap Core VIP Fund	As of and for the year ended December 31, 2022
Guardian Strategic Large Cap Core VIP Fund	As of and for the year ended December 31, 2022
Guardian Balanced Allocation VIP Fund	As of December 31, 2022 and for the period from May 2, 2022 (commencement of operations) to December 31, 2022
Guardian Equity Income VIP Fund	As of December 31, 2022 and for the period from May 2, 2022 (commencement of operations) to December 31, 2022
Guardian Core Fixed Income VIP Fund	As of December 31, 2022 and for the period from May 2, 2022 (commencement of operations) to December 31, 2022
Guardian Short Duration Bond VIP Fund	As of December 31, 2022 and for the period from May 2, 2022 (commencement of operations) to December 31, 2022

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